Disclosure - Security deposits and maintenance reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of security deposits and maintenance reserves [Abstract]
Breakdown of security deposits and maintenance reserves [Table Text Block]

	December, 31
Description	2022	2021

Security deposits	374,960	319,530
Maintenance reserves	2,610,943	2,104,532
Total	2,985,903	2,424,062

Provision for loss	(446,342)	(459,643)

Total, net	2,539,561	1,964,419

Schedule breakdown of security deposits and maintenance reserves
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2020	232,396	1,321,646	1,554,042
Additions	95,799	501,309	597,108
Reversal of impairment	—	24,275	24,275
Provision for loss	—	(221,626)	(221,626)
Write-offs	(48,584)	(86,804)	(135,388)
Transfer	23,782	—	23,782
Foreign currency exchange	16,137	106,089	122,226

At December 31, 2021	319,530	1,644,889	1,964,419

Additions	123,796	714,079	837,875
Provision for loss	—	(74,831)	(74,831)
Write-offs	(48,688)	(14,847)	(63,535)
Foreign currency exchange	(19,678)	(104,689)	(124,367)

At December 31, 2022	374,960	2,164,601	2,539,561
Current	77,241	947,927	1,025,168
Non-current	297,719	1,216,674	1,514,393